SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary information by segment
2020
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$7,683,928	$877,607	$57,819	$8,619,354
Cost of revenue	$4,876,775	$418,968	$267,357	$5,563,100
Net income (loss)	$880,554	$(174,388)	$(5,597,196)	$(4,881,030)
Depreciation and amortization	$390,422	$83,502	$855,331	$1,329,255
Derivative expense	$—	$—	$176,790	$176,790
Interest expense	$135,500	$28,172	$918,587	$1,082,259

2019
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$4,762,827	$888,191	$556,413	$6,207,431
Cost of revenue	$3,003,849	$567,897	$353,267	$3,925,013
Net loss	$926,279	$(251,079)	$(9,213,560)	$(8,538,360)
Depreciation and amortization	$147,056	$15,422	$849,826	$1,012,304
Derivative expense	$—	$—	$3,572,107	$3,572,107
Interest expense	$—	$85,647	$2,479,757	$2,565,404

2019
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$8,002,875	$1,941,955	$267,547	$10,212,377
Cost of revenue	$4,879,444	$751,349	$281,208	$5,912,001
Net income (loss)	$1,124,210	$428,758	$(15,581,133)	$(14,028,165)
Total assets	$8,003,380	$476,268	$6,974,105	$15,453,753
Depreciation and amortization	$282,449	$20,563	$1,156,679	$1,459,691
Derivative expense	$—	$—	$7,476,908	$7,476,908
Interest expense	$—	$119,359	$3,461,661	$3,581,020

2018
	TPT SpeedConnect		Blue Collar	Corporate and other	Total
Revenue		$—	$89,474	$847,595	$937,069
Cost of revenue		$—	215,976	$1,533,058	$1,749,034
Net loss	$		(464,494)	$(4,912,995)	$(5,377,489)
Total assets		$—	101,164	$10,720,553	$10,821,717
Depreciation and amortization		$—	6,854	$967,319	$974,173
Interest expense		$—	$36,792	$195,880	$232,672